VictoryBase Corporation

PO Box 617

Roanoke, Texas 76262

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March 26, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

Attn:       Jonathan Burr, Attorney-Advisor

Division of Corporation Finance

Erin E. Martin, Special Counsel

Division of Corporation Finance

Peter McPhun, Accountant

Division of Corporation Finance

Jennifer Monick, Accountant

Division of Corporation Finance

Re:       VictoryBase Corporation

Draft Offering Statement on Form 1-A

Submitted January 27, 2021

CIK No. 0001836735

Ladies and Gentlemen:

The following responses address the comments of the reviewing Staff of the Commission as set forth in a comment letter dated February 24, 2021 relating to the draft offering statement on Form 1-A of VictoryBase Corporation. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold.

We are filing herewith Amendment No. 1 to our draft offering statement on Form 1-A.

Draft Offering Statement on Form 1-A submitted January 27, 2021

General

1.	We refer to the EquityBase Agreement filed as exhibit 4.1 as an example and note that on July 1 the 12 month term begins and the EquityBase Investor will be given notice of the Potential Equity Subscription Amount and the share price applicable at the end of the next term. Additionally, at the end of the term you will issue the EquityBase Investor a number of shares based on certain condition and criteria that may be adjusted, waived or deemed satisfied in your discretion. As such, it appears that any shares purchased or sold under the subscription agreement will be completed on September 30 of each year, and there also appears to be significant uncertainty as to the amount of shares, if any, that will ultimately be issued pursuant to the EquityBase Agreement. In addition, we note that it does not appear that you have any properties available to rent pursuant to the EquityBase Agreement and it is unclear if such properties will be available or if any potential EquityBase Investors will be identified prior to qualification. Given the proposed structure of your offering, it is unclear to us how an investor would be able to purchase shares within two calendar days of qualification and, as such, it appears that your offering may constitute a delayed offering of your securities, which is not permissible under Rule 251(d)(3)(i)(F) of Regulation A. Please revise the terms of your offering to comply with Rule 251.

Response

We have revised of the EquityBase Agreement to provide that EquityBase Investors will purchase Shares monthly at the beginning of each month rather than at the end of each year. The EquityBase Investor’s first monthly purchase of Shares will occur immediately after the EquityBase Payment has been submitted. The concept of Potential Equity Subscription Amount has been removed from the EquityBase Agreement. There will not be any “conditions or criteria” for the issuance of Shares with respect to EquityBase Investors who have been accepted by the Company and who have timely paid their EquityBase Payments.

We are actively seeking to purchase or construct homes, and expect them to be available for occupancy soon. Regardless, we have modified the offering statement to provide that an investor need not be an EquityBase Investor in order to participate in the offering. An investor in the offering who is not also an EquityBase Investor will enter into a Subscription Agreement in the form attached as Exhibit 4.3 to the Form 1-A.

2.	We note that the Potential Equity Subscription amount is based on factors such as, the net fair market value of all homes owned by the VB subsidiaries, market demand for VictoryBase properties and any other factor you deem relevant and that the amount of securities issued may also be reduced to extent you determine that the EquityBase Investor did not comply with the terms of the EquityBase Agreement. As such, it appears that the Potential Equity Subscription can be different for each EquityBase Investor and that an EquityBase Investor may not be able to determine the aggregate price or amount of securities to be received pursuant to the EquityBase Agreement. Please provide us with a detailed analysis as to why your offering is not an offering of securities "at other than a fixed price." See Rule 251(d)(3)(ii).

Response

The Potential Equity Subscription concept has been removed from the EquityBase Agreement. The language in the EquityBase Agreement has been modified to reflect that each monthly EquityBase Payment will result in the purchase of a fixed number of shares at a fixed offering price.

While you are correct that each EquityBase Investor may purchase a different number of shares in the offering, it is true of any offering that an investor who invests more in the offering will purchase more shares. The amount of the EquityBase Payment allocated to the purchase of shares is established by the Company and agreed to by the EquityBase Investor at the time the EquityBase Investor enters into an EquityBase Agreement (and each renewal thereof). We refer to the portion of the EquityBase Payment allocated to the purchase of Shares in the offering as the Monthly Equity Subscription Amount. This amount is fixed throughout the typical 12-month term of the EquityBase Agreement when the Company enters into an EquityBase Agreement with an EquityBase Investor.

As an example, if the EquityBase Payment is $2,000 per month, and the Monthly Equity Subscription Amount is $500, and the per share purchase price is $10 per share, then the EquityBase Investor will acquire exactly 50 shares of VictoryBase Corporation each month during the term of the EquityBase Agreement. Of course, a different EquityBase Investor might agree to a different Monthly Equity Subscription Amount. Other investors might not be EquityBase Investors at all. But in no event would the $10 price per share change unless or until the Company amended or supplemented its offering statement. And the Monthly Equity Subscription Amount would be fixed throughout any particular 12-month term of an EquityBase Agreement. We anticipate typically changing the offering price only at the end of a 12-month term of an EquityBase Agreement.

3.	Please disclose whether all shares included on this offering statement will be offered and sold to EquityBase Investors through the EquityBase Agreement or if you all intend to sell shares to investors that will not enter into EquityBase Agreements. Please make corresponding changes to your Plan of Distribution section as appropriate.

Response

The offering has been clarified to note that Shares may be sold to EquityBase Investors or other investors. An Investor will not be required to enter into an EquityBase Agreement in order to participate in the offering.

4.	We note that one of more VictoryBase Subsidiaries will raise capital by issuing preferred membership interests and that these interests will likely have preferential rights to distributions, tax allocation and liquidating distributions of the applicable subsidiary. Please tell us whether you intend to rely on an exemption for the sale of membership interests, and if so, identify the exemption, and include a risk factor addressing the impact that future issuances of preferred membership interests could have on holders of your common stock.

Response

VictoryBase RE, LLC (“VBRE”) is assuming the risk of land acquisition, entitlement risk, development risk, construction risk, funding risks, occupancy risk (finding residents for the properties), among many other risks associated with “stabilizing” the properties. To date, VBRE has funded the acquisition and development of future VictoryBase Properties exclusively with its own capital and debt financing. VB Subsidiaries may or may not issue and sell preferred membership interests to help acquire or develop future properties if they can do so upon acceptable terms. To date, neither VBRE nor any VB Subsidiary has issued any preferred equity, nor have the terms of any such preferred equity financing been negotiated. If the VB Subsidiaries elect to pursue preferred equity financing in the future, the offering of such securities is anticipated to be exempt from registration as a private placement conducted under Rule 506 and/or the so-called Section 4(2) exemption from registration.

About This Form 1-A and Offering Circular page v

5.	We note that you indicate that "[n]o warranty can be made as to accuracy of such information .. . . [in] this 1-A and Offering Circular." Please note that it is not appropriate to state or imply that investors cannot rely on your disclosure. Please revise or remove the disclaimer. We remind you that the company and its management are responsible for the accuracy and adequacy of their disclosures. Please make corresponding revisions to page 2 in the subscription agreement filed as exhibit 4.2.

Response

The offering statement and subscription agreement have been revised as requested.

Plan of Distribution, page 17

6.	We note that you may "undertake one or more closings on a rolling basis." Please provide more information as to how these contemplated closings will work in conjunction with this offering. For example, describe with more detail regarding the mechanics of the closings, including how and when investors will be notified of acceptance, the impact that changing the share price pursuant to Section 3(e) of the EquityBase Agreement will have on the yearly closing and what rights subscribers may have after remitting payment, but prior to a closing.

Response

The offering statement has been updated to reflect the mechanics of the closing. It is anticipated that the offering price will be adjusted annually with an amendment or supplement to the Form 1-A being qualified on or about the date the EquityBase Agreements are up for annual renewal. We do not anticipate adjusting the offering price under Section 3(e) of the EquityBase Agreement unless we are unable to coordinate the timing of the qualification of an amendment to our Form 1-A with the beginning of the annual renewal of the EquityBase Agreements. If we are forced to rely upon Section 3(e) as a mechanism for a mid-term offering price adjustment, the EquityBase Agreement permits the EquityBase Investor to “opt-out” of such price change by terminating the EquityBase Agreement before the offering price adjustment goes into effect.

Use of Proceeds, page 18

7.	We note that you intend to contribute the proceeds of this offering to VictoryBase Holdings LLC. We also note that VictoryBase RE, LLC will contribute its rights and obligations under real estate acquisition agreements to VictoryBase Holdings LLC in exchange for cash or Class A units. It appears that VictoryBase RE, LLC has contracted to purchase 34 acres near Phoenix, Arizona and is negotiating the purchase of homes in South Carolina, Texas and Florida. Please revise to state the principal purposes regarding how VictoryBase Holdings LLC will use the proceeds from this offering. Refer to Item 6 on Form 1-A.

Response

The offering statement has been revised to explain that we anticipate VictoryBase Holdings, LLC (“Holdings”) acquiring its interest in the VictoryBase Properties indirectly by acquiring the equity of the applicable VB Subsidiary under the terms of the applicable Master Control and Contribution Agreement (a “Control Agreement”). As explained in further detail in the Form 1-A, initially, Holdings will pay a monthly fee to the VB Subsidiary to control and occupy the VictoryBase Properties. The Control Agreement will give Holdings the right to require VBRE to contribute the applicable VB Subsidiary to Holdings. We anticipate that Holdings will not exercise its right to require VBRE to contribute the VB Subsidiaries until the VictoryBase Properties have “stabilized” such that we will have better visibility as to the occupancy rates, cash flows, and other factors impacting the value of the VictoryBase Properties. The offering statement has been revised to state that VictoryBase Corporation will use the proceeds of this offering primarily to pay monthly fees to Holdings under the Sub-Control Agreement. Holdings, in turn, will use such monthly fees primarily to pay monthly fees to the VB Subsidiaries under their respective Control Agreements.

Corporate Structure, page 19

8.	We note in the organization chart that you will enter a Sub-EquityBase Agreement with VictoryBase Holdings LLC and VictoryBase Holdings LLC will enter into Master EquityBase Agreements with subsidiaries that hold all of the VictoryBase properties. Please provide a description of the material terms of the agreements and file them as exhibits. Refer to Item 17.6 on Form 1-A.

Response

We have changed the name of these agreements from Sub-EquityBase Agreement and Master EquityBase Agreement to Master Control and Contribution Agreement and Sub-Control Agreement, respectively. We have added a description of the material terms of these agreements. Forms of these agreements have been included as Exhibits 6.5 and 6.6.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 19

9.	Please provide the Plan of Operations disclosure required by Item 9(c) on Form 1-A.

Response

We have enhanced our description of our Plan of Operations in the offering statement.

Our Business, page 24

10.	We note your disclosure of your estimated total fair market value of the properties. Please tell us and revise your disclosure to state your basis for this estimate, including any assumptions made in your calculation.

Response

We assume this is a reference to the estimating the fair market value of homes to be purchased or constructed by VBRE on page 27 of our offering statement. We have removed this sentence from our offering statement.

Operational Overview, page 26

11.	We note your disclosure on the top of page 27 regarding VBRE's potential acquisitions. Please balance this disclosure by clarifying any material contingencies to the consummation of these acquisitions and the possibility that VBRE may not be able to consummate such acquisitions. In addition, please provide additional detail regarding the negotiations for the properties in South Carolina, Texas and Florida, such as the status of such negotiations and the impact of timing and due diligence.

Response

We have modified our offering statement to enhance our disclosure regarding the status of these potential acquisitions.

Directors, Executive Officers and Significant Employees, page 35

12.	We note your website includes 3 other members of the management team. Please revise to provide the disclosure required by Item 10 on Form 1-A. In this regard, please include a brief explanation as to the nature of the responsibilities undertaken by the individual in prior positions as required by Item 10(c) on Form 1-A.

Response

We have determined that John Sharkey, our Chief Operating Officer, is an executive officer and have added his name and biography to our offering statement. No other person named on our website is an executive officer of ours.

Section F/S, page 41

13.	Please revise your filing to included audited financial statements. Your financial statements should be revised to also include a statement of cash flows, a statement of changes in stockholders' equity, and footnotes. Please refer to Part F/S of Form 1-A.

Response

We have modified our offering statement to include audited financial statements. Please note that after our audit was completed on March 12, 2021, VBRE subsequently surrendered 975,000 shares of Class A Common Stock back to the Company. Hence, as of the date of hereof, the Company has only 25,000 shares of Class A Common Stock currently outstanding. Item 1 and Item 4 of Part I of our offering statement refer to such 25,000 shares currently outstanding. On the other hand, our financial statements dated December 31, 2020 and Item 6(c) of Part I of the offering statement refer to the 1,000,000 shares of our Class A Common Stock issued and outstanding as of December 31, 2020, without regard to the fact that 975,000 shares of such Class A Common Stock was thereafter surrendered back to VictoryBase Corporation.

14.	We note your disclosure that VictoryBase RE, LLC ("VBRE") is negotiating the purchase of homes in South Carolina, Texas, and Florida. You also disclose that VBRE has begun acquiring properties. We further note you disclose you have an arrangement to acquire properties from VBRE. Please address the following:
•	Tell us if VBRE currently owns any properties.
•	Tell us if any of the properties acquired or to be acquired have a rental history.
•	Tell us if any of the properties acquired or to be acquired were purchased from the same seller or from multiple sellers. To the extent the properties were or will be purchased from multiple sellers, tell us if any of these sellers were related parties to any other sellers.
•	Tell us what consideration you gave to providing historical financial statements for the acquired or to be acquired properties, and to providing pro forma financial statements reflecting your expected acquisition of such properties. Refer to Part F/S of Form 1-A for financial statement requirements.

Response

We have modified our offering statement to clarify that VictoryBase SC1, LLC, a wholly owned subsidiary of VBRE, is in the process of acquiring and developing properties in South Carolina. These homes are under development and thus have no rental history. The properties were not being acquired from related parties. Because the properties have no rental history, we did not think it was appropriate or helpful to provide pro forma financial statements.

Exhibits

15.	We note that Section 6 of your subscription agreement contains an exclusive jurisdiction provision. Please add disclosure that clearly describes the provision and the relevant jurisdiction, describes any risks or other impacts on investors and addresses any uncertainty about enforceability. Please also disclose whether the exclusive jurisdiction provision applies to actions arising under the Securities Act or Exchange Act. In that regard, we note that Section 27 of the Exchange Act creates exclusive federal jurisdiction over all suits brought to enforce any duty or liability created by the Exchange Act or the rules and regulations thereunder, and Section 22 of the Securities Act creates concurrent jurisdiction for federal and state courts over all suits brought to enforce any duty or liability created by the Securities Act or the rules and regulations thereunder. If the provision applies to Securities Act claims, please also state that investors cannot waive compliance with the federal securities laws and the rules and regulations thereunder. If this provision does not apply to actions arising under the Securities Act or Exchange Act, please also ensure that the exclusive forum provision in the subscription agreement states this clearly, or tell us how you will inform investors in future filings that the provision does not apply to any actions arising under the Securities Act or Exchange Act.

Response

We have modified our offering statement and form of subscription agreement to provide the requested disclosure. We have also replaced the exclusive jurisdiction provision in our subscription agreement with an arbitration provision. Additionally, to help the Company’s stockholders understand the scope of the exclusive forum selection clause going forward, the Company will include disclosure in its future periodic filings to clarify that the exclusive forum selection provision in the Certificate of Incorporation or any agreement between the Company and one or more of its stockholders does not preclude or contract the scope of exclusive federal or concurrent jurisdiction for any actions brought under the federal securities laws and the rules and regulations thereunder, including the Securities Act and the Exchange Act.

16.	We note that Section 6 of your subscription agreement includes a jury trial waiver provision. Please disclose the jury trial waiver provision in your offering statement and discuss the significant risks of this provision to your investors. In this regard, please disclose whether the jury trial provision applies to claims under the federal securities laws.

Response

We have modified our offering statement to provide the requested disclosure.

17.	We note that Article 12 of your Amended and Restated Certificate of Incorporation includes an exclusive forum provision that identifies the Court of Chancery of the State of Delaware as the exclusive forum for certain litigation, including any “derivative action.” Please add disclosure that clearly describes the provision and the relevant jurisdiction, describes any risks or other impacts on investors and addresses any uncertainty about enforceability. Also, please disclose whether this provision applies to actions arising under the Securities Act or Exchange Act. In that regard, we note that Section 27 of the Exchange Act creates exclusive federal jurisdiction over all suits brought to enforce any duty or liability created by the Exchange Act or the rules and regulations thereunder, and Section 22 of the Securities Act creates concurrent jurisdiction for federal and state courts over all suits brought to enforce any duty or liability created by the Securities Act or the rules and regulations thereunder. If the provision applies to Securities Act claims, please also revise your prospectus to state that there is uncertainty as to whether a court would enforce such provision and that investors cannot waive compliance with the federal securities laws and the rules and regulations thereunder. If this provision does not apply to actions arising under the Securities Act or Exchange Act, please also ensure that the exclusive forum provision in the governing documents states this clearly, or tell us how you will inform investors in future filings that the provision does not apply to any actions arising under the Securities Act or Exchange Act.

Response

We have modified our offering statement to provide the requested disclosure. Additionally, to help the Company’s stockholders understand the scope of the exclusive forum selection clause going forward, the Company will include disclosure in its future periodic filings to clarify that the exclusive forum selection provision in the Certificate of Incorporation does not preclude or contract the scope of exclusive federal or concurrent jurisdiction for any actions brought under the federal securities laws and the rules and regulations thereunder, including the Securities Act and the Exchange Act.

18.	We note that Section 38 of your EquityBase Agreement includes an arbitration provision. Please include disclosure regarding this provision including a description of the provision, the risks of the provision or other impacts on shareholders, any uncertainty about enforceability, whether this provision applies to claims under the federal securities laws, the impact on claims arising under other laws and whether or not the provision applies to purchasers in secondary transactions. If the provision applies to federal securities laws claims, please also state that investors cannot waive compliance with the federal securities laws and the rules and regulations thereunder.

Response

We have modified our offering statement to provide the requested disclosure.

19.	We note that Section 33 of your EquityBase Agreement includes a fee shifting provision. Please provide a description of this provision, discuss the types of actions subject to fee- shifting, including whether the company intends to apply the provision to claims under the federal securities laws, the level of recovery required by the plaintiff to avoid payment, who is subject to the provision (e.g., former and current shareholders, legal counsel, expert witnesses) and who would be allowed to recover (e.g., company, directors, officers, affiliates).

Response

We have modified our offering statement to provide the requested disclosure.

20.	Please file a revised legal opinion that is not qualified as to jurisdiction. While counsel may write a legality opinion under Delaware law, it should not indicate in the opinion that it is admitted to practice only in Texas. For guidance, please refer to Section II.B.3.b of Staff Legal Bulletin No. 19.

Response

The legal opinion has been revised as requested.

We trust that the foregoing appropriately addresses the issues raised by your recent Letter of Comment. Thank you in advance for your prompt review and assistance.

Very truly yours,

/s/ THOMAS PAQUIN

Thomas Paquin

Chief Executive Officer